SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Net income (loss)	$ 164,865	$ 332,078	$ 783,344	$ (156,520)
Less: Subsequent measurement and accretion of redeemable ordinary shares to redemption value	(768,510)	(1,970,381)	(8,325,399)	0
Net loss including accretion of redeemable ordinary shares to redemption value	$ (603,645)	$ (1,638,303)	(7,542,055)	(156,520)
Redeemable Ordinary Share
Numerators:
Allocation of net loss			(5,659,738)	0
Accretion of redeemable ordinary shares to redemption value			8,325,399	0
Allocation of net income (loss)			$ 2,665,661	$ 0
Denominators:
Weighted-average ordinary shares outstanding (in Shares)			5,735,481	0
Basic earnings (loss) per share (in Dollars per share)			$ 0.46	$ 0
Diluted earnings (loss) per share (in Dollars per share)			$ 0.46	$ 0
Non- Redeemable Ordinary Share
Numerators:
Allocation of net loss			$ (1,882,317)	$ (156,520)
Accretion of redeemable ordinary shares to redemption value			0	0
Allocation of net income (loss)			$ (1,882,317)	$ 0
Denominators:
Weighted-average ordinary shares outstanding (in Shares)			1,907,508	1,250,000
Basic earnings (loss) per share (in Dollars per share)			$ (0.99)	$ (0.13)
Diluted earnings (loss) per share (in Dollars per share)			$ (0.99)	$ (0.13)